Advances for Vessel Acquisitions and Vessels, net	12 Months Ended
Dec. 31, 2023
Advances for Vessel Acquisitions and Vessels, net [Abstract]
Advances for Vessel Acquisitions and Vessels, net
6.

Advances for vessel acquisitions and Vessels, net

Vessel Acquisitions
On July

15, 2021

the Company

agreed to

acquire from

an unaffiliated

third party, the

2011 built Kamsarmax
dry

bulk

vessel
Leonidas

P.C.
,

for

a

purchase

price

of

$
22,000
,

delivered

on

February

16,

2022.

The
Company incurred $ 927

of additional predelivery expenses.
On December 3,

2021, the Company

agreed to acquire from

an unaffiliated third

party,

the Capesize dry
bulk vessel Florida,

for a purchase price of $
59,275 , delivered on March 29, 2022. The Company incurred
$ 1,504

of additional predelivery expenses.
On August 10,

2022, the Company

entered into a

master agreement with

Sea Trade Holdings Inc.

(or “Sea
Trade”),

an unaffiliated

third party,

to acquire

nine Ultramax

vessels for

an aggregate

purchase price

of
$ 330,000
, of

which $
220,000

would be

paid in

cash and

$
110,000

through an

aggregate of
18,487,393
newly issued

common shares

of the

Company, issuable on

the delivery

of each

vessel. In

the fourth

quarter
of 2022,

the Company

took delivery

of
eight

vessels for

$
195,810

in cash

and
16,453,780

newly issued
common shares having a

fair value of $
67,909

(Notes 11

and 16). The Company also

incurred $
4,364

of
additional predelivery expenses.

On January

30, 2023,

the Company

took delivery

of the

ninth vessel

for $
23,955

in cash

and
2,033,613
newly issued common shares, having

a fair value of

$
7,809
. Part of the

purchase price of the vessel

and
additional

predelivery

expenses

were

already

paid

in

2022

and

presented as

of

December 31,

2022

in
advances for vessel

acquisitions in the

accompanying consolidated

balance sheet.

The Company incurred
$ 555

of additional predelivery expenses.
The value

of the

shares issued

in 2022

and in

2023, was

determined through

Level 1

inputs of

the fair

value
hierarchy based on the closing price of the

Company’s common stock on the date of issuance which

was
the date of delivery of each vessel.

On February 14, 2023, the Company signed a Memorandum of Agreement to acquire from an unaffiliated third-party an

Ultramax dry

bulk vessel

for a

purchase price

of $
27,900
. On

April 28,

2023, the

vessel’s
ship owning company

was deconsolidated

from the Company’s

financial statements due

to the Company’s
loss of control

described in

note 4(b) and

the net book

value of

the vessel amounting

to $
27,908

is included
in both vessel acquisitions and vessel disposals.

Vessel Disposals
On June

13, 2022,

the Company

sold to

OceanPal, the

vessel
Baltimore
, for

a sale

price of

$
22,000

of
which $ 4,400

in cash

and $
17,600

in
25,000

newly issued

OceanPal Series

D Preferred

Shares

(Note
5(a)). On the date of the agreement, the vessel was classified as held for sale according to the provisions of

ASC

360,

as

all

criteria

required

for

this

classification

were

met,

at

carrying

value

of

$
16,722

and
unamortized deferred costs of $ 41
, measured at the lower of

carrying value and fair value

(sale price) less
costs to sell. The vessel was delivered to OceanPal on

September 20, 2022 and the sale resulted in gain
amounting to $ 2,850 , included in gain on sale of vessels in the accompanying consolidated statements of income.
On

January

23,

2023,

the

Company

sold

to

an

unrelated

third

party

the

vessel
Aliki

for

a

sale

price

of
$ 15,080

and

on February

1,

2023, the

Company,

sold to

OceanPal the

vessel
Melia

for a

sale

price of
$ 14,000
, of

which $
4,000

in cash

and $
10,000

in
13,157

newly issued

OceanPal Series

D Preferred

Shares
(Note 5(a)).

On the

date of the

agreements, the vessels,

having an

aggregate carrying value

of $
23,198
and unamortized deferred

costs of $
405

were classified as

held for sale,

measured at carrying

value which
was

the

lower

of

their

carrying

value

and

fair

value

(sale

price)

less

costs

to

sell.

Both

vessels

were
delivered to their new owners on

February 8, 2023. The sale of the

vessels resulted in gain amounting to
$ 4,995
, included in gain on sale of vessels in the accompanying consolidated statements of income.
On October

5, 2023,

the Company

sold to

an unrelated

third party

the vessel

Boston for

a sale

price of
$ 17,998
. The vessel was delivered to the buyer on

December 6, 2023 and the sale of the vessel resulted
in gain

of $
328
, included

in gain

on sale

of vessels

in the

accompanying

consolidated statements

of income.
The amounts reflected in Vessels, net in

the accompanying consolidated balance sheets are analyzed as follows:

Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2021 $
810,429 $ (166,979)
$ 643,450
- Additions for vessel acquisitions and improvements 358,504 - 358,504
- Additions for improvements reclassified from other non-
current assets
1,370 - 1,370
- Vessel disposals
(29,175) 12,453 (16,722)
- Depreciation for the year - (36,986) (36,986)
Balance, December 31, 2022 $ 1,141,128 $ (191,512) $ 949,616
- Additions for vessel acquisitions and improvements 61,682 - 61,682
- Vessel disposals
(60,655) 21,688 (38,967)
- Vessel disposal due to deconsolidation

of subsidiary (Note
4(b))
(27,908) - (27,908)
- Depreciation for the year - (44,231) (44,231)
Balance, December 31, 2023 $ 1,114,247 $ (214,055) $ 900,192
Additions for vessel

improvements mainly

relate to the

implementation of ballast

water treatment and

other
works necessary

for the vessels

to comply with

new regulations

and be able

to navigate to

additional ports.
As of

December 31,

2022, an

amount of

$
1,370

was reclassified

to Vessels,

net from

other non-current
assets

and

related

to

ballast

water

treatment

equipment

paid

in

a

previous

period

but

delivered on

the
vessels during the year ended December 31, 2022.